Finance Cost (Tables)	6 Months Ended
Jun. 30, 2023
Finance Cost [Abstract]
Schedule of Finance Cost
	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Interest expenses on:
Bank borrowings	8,685	1,246	267
Operating lease obligations	-	14,629	3,134
	8,685	15,875	3,401